Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company earns revenue from the sale of Merchant Solutions and Digital Wallets services. The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$809,751	$680,587	$—	$—	$1,490,338
Interest revenue	$221	$5,578	$—	$—	$5,799
Intersegment revenue (2)	$7,381	$-	$—	$(7,381)	$-
Total Revenue	$817,353	$686,165	$—	$(7,381)	$1,496,137
Adjusted EBITDA	$200,304	$289,413	$(79,766)	$-	$409,951

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2021:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$736,969	$748,725	$—	$—	$1,485,694
Interest revenue	$19	$1,300	$—	$—	$1,319
Intersegment revenue (2)	$8,356	$-	$—	$(8,356)	$-
Total Revenue	$745,344	$750,025	$—	$(8,356)	$1,487,013
Adjusted EBITDA	$186,878	$332,090	$(75,070)	$-	$443,898

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2020:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$716,777	$705,668	$—	$—	$1,422,445
Interest revenue	$106	$3,938	$—	$—	$4,044
Intersegment revenue (2)	$3,099	$-	$—	$(3,099)	$-
Total Revenue	$719,982	$709,606	$—	$(3,099)	$1,426,489
Adjusted EBITDA	$203,626	$294,751	$(72,608)	$-	$425,769

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions and deposits between segments.

Reconciliation Of Revenue From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s loss from operations before taxes is as follows:

	Year Ended December 31,
	2022	2021	2020
Segments Adjusted EBITDA	$489,717	$518,968	$498,377
Corporate costs	(79,766)	(75,070)	(72,608)
Depreciation and amortization	(266,819)	(261,372)	(268,166)
Share-based compensation	(62,354)	(101,770)	—
Impairment expense on goodwill and intangible assets	(1,887,223)	(324,145)	(130,420)
Restructuring and other costs	(64,132)	(25,883)	(20,640)
(Loss) / gain on disposal of subsidiaries and other assets, net	(1,359)	-	13,137
Other income / (expense), net	83,778	239,661	(40,805)
Interest expense, net	(126,628)	(165,827)	(164,788)
Loss before taxes	$(1,914,786)	$(195,438)	$(185,913)

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
United Kingdom	$28,896	$52,263	$46,037
United States of America	774,050	683,338	631,570
Germany	103,488	127,119	146,670
All other countries (1)	583,904	622,974	598,168
Revenue from external customers	$1,490,338	$1,485,694	$1,422,445

(1)
No single country included in the “All other countries” category generated more than 10% of revenues.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2022 and 2021.

	Year Ended December 31,
	2022	2021
United Kingdom	$11,768	$5,068
Canada	5,800	6,455
United States of America	10,774	11,416
Bulgaria	8,109	11,442
Austria	7,354	8,682
All other countries (1)	3,651	4,962
Total long lived assets, net	$47,456	$48,025

(1)
No single country included in the All other countries category generated more than 10% of total long lived assets.